Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,140,000
Previously Paid Amount	0.00
Total Fee Amount	295.53
Total Offset Amount	0.00
Net Fee	295.53
Narrative - Max Aggregate Offering Price	$ 2,140,000
Final Prospectus	true